Other Assets, Net - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost	$ 12,583	$ 12,468	$ 10,594
Accumulated Amortization	(9,937)	(7,220)	(3,576)
Net Book Value	2,646	5,248	7,018
Other Member
Cost		0	9
Accumulated Amortization		0	0
Net Book Value		0	9
Capitalized Content Costs Member
Cost	6,589	6,589	6,589
Accumulated Amortization	(5,667)	(4,237)	(2,185)
Net Book Value	922	2,352	4,404
Capitalized Software Member
Cost	5,994	5,879	3,996
Accumulated Amortization	(4,270)	(2,983)	(1,391)
Net Book Value	$ 1,724	$ 2,896	$ 2,605